ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	$ 48,089	$ 42,471	$ 34,259
Additions	3,407	7,400	12,000
Deconsolidation of a subsidiary	0	(160)	0
Written off	(3,527)	(784)	(714)
Translation adjustment	1,125	(838)	(3,074)
Balance at the end of year	$ 49,094	$ 48,089	$ 42,471